Stock-Based Compensation - 2017 Stock Plan and 2020 Equity Incentive Plan (Details) - shares	1 Months Ended	3 Months Ended
	Jan. 31, 2021	Mar. 31, 2021
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period (in years)		10 years
2020 Equity Incentive Plan and 2017 Stock Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period (in years)		5 years
2020 Equity Incentive Plan and 2017 Stock Plan | Minimum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock, percent		110.00%
Stockholders equity ownership, percent		10.00%
2020 Equity Incentive Plan and 2017 Stock Plan | Minimum | Stock Options and Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock, percent		100.00%
2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance	21,000,000	21,055,645
Percentage increase in authorized shares of common stock	5.00%
Number of shares available for grant (in shares)		18,581,886
Stock Plan, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized (in shares)	19,000,000
Number of authorized shares transferred between plans (in shares)	55,645
Number of shares available for grant (in shares)		0